Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000173348 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[1]
C000173348 [Member] | Ninety One to 180 [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%	[1]
C000173348 [Member] | Sixty One to 90 [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[1]
C000173348 [Member] | Thirty One to 60 [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[1]
C000173348 [Member] | Eight to 30 [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[1]
C000173348 [Member] | One to 7 [Member]
Holdings [Line Items]
Percent of Total Investments	46.30%	[1]
C000173347 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[2]
C000173347 [Member] | Ninety One to 180 [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%	[2]
C000173347 [Member] | Sixty One to 90 [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[2]
C000173347 [Member] | Thirty One to 60 [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[2]
C000173347 [Member] | Eight to 30 [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[2]
C000173347 [Member] | One to 7 [Member]
Holdings [Line Items]
Percent of Total Investments	46.30%	[2]
C000173345 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[3]
C000173345 [Member] | Ninety One to 180 [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%	[3]
C000173345 [Member] | Sixty One to 90 [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[3]
C000173345 [Member] | Thirty One to 60 [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[3]
C000173345 [Member] | Eight to 30 [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[3]
C000173345 [Member] | One to 7 [Member]
Holdings [Line Items]
Percent of Total Investments	46.30%	[3]
C000173346 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[4]
C000173346 [Member] | Ninety One to 180 [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%	[4]
C000173346 [Member] | Sixty One to 90 [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[4]
C000173346 [Member] | Thirty One to 60 [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[4]
C000173346 [Member] | Eight to 30 [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[4]
C000173346 [Member] | One to 7 [Member]
Holdings [Line Items]
Percent of Total Investments	46.30%	[4]
C000029748 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[5]
C000029748 [Member] | Ninety One to 180 [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%	[5]
C000029748 [Member] | Sixty One to 90 [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[5]
C000029748 [Member] | Thirty One to 60 [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[5]
C000029748 [Member] | Eight to 30 [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[5]
C000029748 [Member] | One to 7 [Member]
Holdings [Line Items]
Percent of Total Investments	46.30%	[5]
C000000397 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[6]
C000000397 [Member] | Ninety One to 180 [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%	[6]
C000000397 [Member] | Sixty One to 90 [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[6]
C000000397 [Member] | Thirty One to 60 [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[6]
C000000397 [Member] | Eight to 30 [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[6]
C000000397 [Member] | One to 7 [Member]
Holdings [Line Items]
Percent of Total Investments	46.30%	[6]
C000029750 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%	[7]
C000029750 [Member] | Ninety One to 180 [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[7]
C000029750 [Member] | Sixty One to 90 [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[7]
C000029750 [Member] | Thirty One to 60 [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[7]
C000029750 [Member] | Eight to 30 [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%	[7]
C000029750 [Member] | One to 7 [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[7]
C000000400 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%	[8]
C000000400 [Member] | Ninety One to 180 [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[8]
C000000400 [Member] | Sixty One to 90 [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[8]
C000000400 [Member] | Thirty One to 60 [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[8]
C000000400 [Member] | Eight to 30 [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%	[8]
C000000400 [Member] | One to 7 [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[8]

[1]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[2]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[3]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[4]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[5]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[6]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[7]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[8]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.